Business Combinations - Additional Information (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Apr. 28, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		$ 3,277		$ 3,133	$ 0
Stock-based compensation expense related to shares issued in conjunction with the acquisition		2,379	$ 1,923	4,218	$ 3,930
Sinclair Interplanetary [Member]
Business Acquisition [Line Items]
Percentage of outstanding capital stock and voting interest acquired	100.00%
Cash consideration transferred	$ 12,340
Goodwill	$ 2,895
Common stock shares issued to seller upon closing of acquisition	272,727
Contingent earnout shares to be issued	211,416
Business acquisition contingent earnout period	2 years
Stock-based compensation expense related to shares issued in conjunction with the acquisition		$ 882	$ 234	934
Revenue related to acquisition				2,075
Net loss related to acquisition				$ 936
Acquisition and integration related costs	$ 1,026
Sinclair Interplanetary [Member] | First one year period based on revenue and gross margin [Member] | Minimum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	0
Sinclair Interplanetary [Member] | First one year period based on revenue and gross margin [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	105,708
Sinclair Interplanetary [Member] | Second one year period based on revenue and gross margin [Member] | Minimum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	0
Sinclair Interplanetary [Member] | Second one year period based on revenue and gross margin [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent earnout shares to be issued	105,708